Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Trading Symbol	NTI
Entity Registrant Name	Northern Tier Energy LP
Entity Central Index Key	0001533454
Entity Filer Category	Non-accelerated Filer
Northern Tier Energy LLC
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Trading Symbol	NTI
Entity Registrant Name	Northern Tier Energy LLC
Entity Central Index Key	0001536047
Entity Filer Category	Non-accelerated Filer